Exhibit 99.15

Client Name:	Bank of America Corporation
Client Project Name:	CIM 2020-J2
Start - End Dates:	12/2019 – 11/2020
Deal Loan Count:	5

Loan Level Tape Compare Upload

Loans in Report	5
Loan Number	Alt Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
XXXXXX	CIM2020J20079	XXXXXX	Months Reserves	59.00	23.90
XXXXXX	CIM2020J20073	XXXXXX	Months Reserves	277.00	253.73
XXXXXX	CIM2020J20073	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
XXXXXX	CIM2020J20072	XXXXXX	Months Reserves	138.00	217.96
XXXXXX	CIM2020J20300	XXXXXX	Months Reserves	35.00	40.03
XXXXXX	CIM2020J20300	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
XXXXXX	CIM2020J20300	XXXXXX	Representative Credit Score for Grading	774	766
XXXXXX	CIM2020J20331	XXXXXX	Months Reserves	37.00	41.06
XXXXXX	CIM2020J20331	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX

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